Net Income per Share - Computation of Basic and Diluted EPS (Details) - shares shares in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2012
Earnings Per Share [Abstract]
Shares outstanding at the beginning of the period										55		49		46		55	49	47
Weighted-average number of shares:
Common stock offering										3		0		0
Convertible senior notes										0		1		0
Repurchased										0		0		(1)
Denominator for basic net income per share (in shares)		55		50		55		50		52		47		46
Effect of dilutive securities:
Share-based compensation										1		0		1
Convertible senior notes (in shares)		0	[1]	1	[1]	0	[1]	0	[1]	1	[2]	1	[2]	0	[2]
1.125% Warrants (in shares)		0	[1]	3	[1]	1	[1]	2	[1]	2	[2]	0	[2]	0	[2]
Denominator for diluted net income per share (in shares)		55		54		56		52		56		48		47
1.125% Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stated interest rate (as a percent)										1.125%		1.125%		1.125%
1.125% Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive common shares excluded from calculations	[3]									0		13		12

[1]	For more information regarding the convertible senior notes, refer to Note 10, "Debt." For more information regarding the 1.125% Warrants, refer to Note 11, "Derivatives."
[2]	For more information regarding the convertible senior notes, including the 1.625% Notes, 3.75% Notes, and 3.75% Exchange, refer to Note 12, "Debt." For more information regarding the 1.125% Warrants, refer to Note 13, "Derivatives."
[3]	The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the years ended December 31, 2014 and 2013, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.